Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS INSTITUTIONAL REALTY SHARES INC
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	csirsi1_SupplementTextBlock

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

Supplement dated July 3, 2012 to

Prospectus dated May 1, 2012

The information below supplements and replaces footnote (1) to the “Fund Fees and Expenses” table on page 1:

(1)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor) has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes and, upon approval of the Board of Directors, extraordinary expenses) never exceed 0.75% of average daily net assets. This commitment will remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Fund and the Advisor.

Cohen & Steers Institutional Realty Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csirsi1_SupplementTextBlock

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

Supplement dated July 3, 2012 to

Prospectus dated May 1, 2012

The information below supplements and replaces footnote (1) to the “Fund Fees and Expenses” table on page 1:

(1)	Cohen & Steers Capital Management Inc., the Fund’s investment advisor (the Advisor) has contractually agreed to waive its fee and/or reimburse the Fund so that total annual Fund operating expenses (excluding brokerage fees and commissions, taxes and, upon approval of the Board of Directors, extraordinary expenses) never exceed 0.75% of average daily net assets. This commitment will remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment management agreement between the Fund and the Advisor.